Maxim Series Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Maxim Series Account and Those Charged with Governance of Maxim Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Maxim Series Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 18, 2024

Appendix A

The subaccounts that comprise Maxim Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statement of Changes in Net Assets
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Ariel Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Government Money Market Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Large Cap Value Fund, Investor II Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderate Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower S&P 500 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Value Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,110,181	$51,622	$441,964	$30,840	$38,022	$781,005	$153,803
Receivable from dividends	-	-	-	-	-	301	-
Receivable from the fund manager	15	2	15	1	1	26	5
Receivable from the Company	4,052	-	-	-	-	-	-
Total assets	1,114,248	51,624	441,979	30,841	38,023	781,332	153,808

LIABILITIES:
Payable to the Contracts	15	2	15	1	1	26	5
Payable to the Company	-	-	9,045	-	1,604	6,308	508
Total liabilities	15	2	9,060	1	1,605	6,334	513

NET ASSETS	$1,114,233	$51,622	$432,919	$30,840	$36,418	$774,998	$153,295

ANALYSIS OF NET ASSETS
Accumulation period	$787,313	$51,622	$394,275	$30,840	$29,098	$627,468	$151,442
Annuity period	326,920	-	38,644	-	7,320	147,530	1,853
Total net assets	$1,114,233	$51,622	$432,919	$30,840	$36,418	$774,998	$153,295

Fair value per share (NAV)	$69.08	$5.43	$8.82	$12.75	$7.38	$1.00	$12.03
Shares outstanding in the Separate Account	16,071	9,507	50,109	2,419	5,152	781,005	12,785

(1) Investments in mutual fund shares, at cost	$784,846	$60,453	$522,780	$34,288	$41,587	$781,003	$135,840

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,210,075	$58,934	$16,122	$14,761	$16,598	$6,090,389	$375,576
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the fund manager	22	2	1	1	1	232	13
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,210,097	58,936	16,123	14,762	16,599	6,090,621	375,589

LIABILITIES:
Payable to the Contracts	22	2	1	1	1	232	13
Payable to the Company	7,943	7,257	-	2,653	1,515	32,410	4,945
Total liabilities	7,965	7,259	1	2,654	1,516	32,642	4,958

NET ASSETS	$1,202,132	$51,677	$16,122	$12,108	$15,083	$6,057,979	$370,631

ANALYSIS OF NET ASSETS
Accumulation period	$1,002,071	$18,553	$16,122	$-	$9,561	$5,310,488	$348,061
Annuity period	200,061	33,124	-	12,108	5,522	747,491	22,570
Total net assets	$1,202,132	$51,677	$16,122	$12,108	$15,083	$6,057,979	$370,631

Fair value per share (NAV)	$11.39	$6.28	$6.75	$7.90	$12.77	$30.55	$12.72
Shares outstanding in the Separate Account	106,240	9,384	2,388	1,868	1,300	199,358	29,526

(1) Investments in mutual fund shares, at cost	$1,110,850	$65,001	$18,299	$15,684	$17,253	$4,544,995	$369,197

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1

ASSETS:
Investments at fair value (1)	$55,020	$685,612	$112,053	$57,292	$737,903	$154,818
Receivable from dividends	-	-	-	-	-	-
Receivable from the fund manager	2	93	4	1	10	2
Receivable from the Company	-	-	-	91	1,811	-
Total assets	55,022	685,705	112,057	57,384	739,724	154,820

LIABILITIES:
Payable to the Contracts	2	93	4	1	10	2
Payable to the Company	-	3,149	13,980	-	-	-
Total liabilities	2	3,242	13,984	1	10	2

NET ASSETS	$55,020	$682,463	$98,073	$57,383	$739,714	$154,818

ANALYSIS OF NET ASSETS
Accumulation period	$55,020	$625,212	$41,814	$55,848	$615,385	$154,818
Annuity period	-	57,251	56,259	1,535	124,329	-
Total net assets	$55,020	$682,463	$98,073	$57,383	$739,714	$154,818

Fair value per share (NAV)	$35.78	$10.92	$48.63	$10.05	$33.35	$14.57
Shares outstanding in the Separate Account	1,538	62,785	2,304	5,701	22,126	10,626

(1) Investments in mutual fund shares, at cost	$40,247	$762,458	$84,682	$65,296	$613,735	$145,814

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Value Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$14,344	$1,532	$10,576	$624	$1,148	$35,143	$2,174

EXPENSES:
Mortality and expense risk	5,000	615	5,526	394	469	8,564	1,906

NET INVESTMENT INCOME (LOSS)	9,344	917	5,050	230	679	26,579	268

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,560	(6,171)	(15,536)	(2,065)	(237)	(1)	1,557
Capital gain distributions	36,416	1,318	52,237	-	431	-	2,807

Net realized gain (loss) on investments	47,976	(4,853)	36,701	(2,065)	194	(1)	4,364

Change in net unrealized appreciation (depreciation) on investments	169,350	11,932	(4,032)	3,388	1,638	1	18,490

Net realized and unrealized gain (loss) on investments	217,326	7,079	32,669	1,323	1,832	-	22,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$226,670	$7,996	$37,719	$1,553	$2,511	$26,579	$23,122

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$12,485	$2,004	$345	$451	$570	$26,049	$1,900

EXPENSES:
Mortality and expense risk	7,810	1,008	195	183	300	81,751	4,421

NET INVESTMENT INCOME (LOSS)	4,675	996	150	268	270	(55,702)	(2,521)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,997	(14,985)	(2,652)	(353)	(879)	245,346	891
Capital gain distributions	59,992	779	504	316	-	282,317	9,750

Net realized gain (loss) on investments	67,989	(14,206)	(2,148)	(37)	(879)	527,663	10,641

Change in net unrealized appreciation (depreciation) on investments	56,950	21,910	4,240	1,078	2,150	786,968	42,001

Net realized and unrealized gain (loss) on investments	124,939	7,704	2,092	1,041	1,271	1,314,631	52,642

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$129,614	$8,700	$2,242	$1,309	$1,541	$1,258,929	$50,121

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1

INVESTMENT INCOME:
Dividend income	$-	$16,310	$498	$2,421	$2,271	$4,794

EXPENSES:
Mortality and expense risk	675	9,493	1,288	286	3,265	710

NET INVESTMENT INCOME (LOSS)	(675)	6,817	(790)	2,135	(994)	4,084

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,507	(5,212)	3,563	(705)	1,332	(16)
Capital gain distributions	1,426	-	3,629	-	10,715	-

Net realized gain (loss) on investments	8,933	(5,212)	7,192	(705)	12,047	(16)

Change in net unrealized appreciation (depreciation) on investments	2,086	18,604	22,336	1,331	143,590	22,298

Net realized and unrealized gain (loss) on investments	11,019	13,392	29,528	626	155,637	22,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,344	$20,209	$28,738	$2,761	$154,643	$26,366

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,344	$917	$5,050	$230	$679	$26,579	$268
Net realized gain (loss) on investments	47,976	(4,853)	36,701	(2,065)	194	(1)	4,364
Change in net unrealized appreciation (depreciation) on investments	169,350	11,932	(4,032)	3,388	1,638	1	18,490

Net increase (decrease) in net assets resulting from operations	226,670	7,996	37,719	1,553	2,511	26,579	23,122

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,400	-	-	-	-	-	-
Contract maintenance charges	(25)	-	(190)	-	-	(720)	(53)
Contract owners' benefits	-	-	-	-	-	(89,176)	-
Net transfers (to) from the Company and/or Subaccounts	(27,770)	(20,005)	(65,552)	(17,222)	(1,543)	68,065	(10,637)
Adjustments to net assets allocated to contracts in payout period	(18,642)	-	(7,270)	-	(1,604)	26,518	(215)

Increase (decrease) in net assets resulting from Contract transactions	(41,037)	(20,005)	(73,012)	(17,222)	(3,147)	4,687	(10,905)

Total increase (decrease) in net assets	185,633	(12,009)	(35,293)	(15,669)	(636)	31,266	12,217

NET ASSETS:
Beginning of period	928,600	63,631	468,212	46,509	37,054	743,732	141,078

End of period	$1,114,233	$51,622	$432,919	$30,840	$36,418	$774,998	$153,295

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,675	$996	$150	$268	$270	$(55,702)	$(2,521)
Net realized gain (loss) on investments	67,989	(14,206)	(2,148)	(37)	(879)	527,663	10,641
Change in net unrealized appreciation (depreciation) on investments	56,950	21,910	4,240	1,078	2,150	786,968	42,001

Net increase (decrease) in net assets resulting from operations	129,614	8,700	2,242	1,309	1,541	1,258,929	50,121

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,200	-	-	-	-	-	-
Contract maintenance charges	(224)	(27)	(31)	-	(10)	(2,678)	(82)
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(65,982)	(85,335)	(11,200)	(4,498)	(19,085)	(848,625)	(86,771)
Adjustments to net assets allocated to contracts in payout period	(13,851)	(7,257)	-	(2,653)	(557)	(137,720)	(4,945)

Increase (decrease) in net assets resulting from Contract transactions	(75,857)	(92,619)	(11,231)	(7,151)	(19,652)	(989,023)	(91,798)

Total increase (decrease) in net assets	53,757	(83,919)	(8,989)	(5,842)	(18,111)	269,906	(41,677)

NET ASSETS:
Beginning of period	1,148,375	135,596	25,111	17,950	33,194	5,788,073	412,308

End of period	$1,202,132	$51,677	$16,122	$12,108	$15,083	$6,057,979	$370,631

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(675)	$6,817	$(790)	$2,135	$(994)	$4,084
Net realized gain (loss) on investments	8,933	(5,212)	7,192	(705)	12,047	(16)
Change in net unrealized appreciation (depreciation) on investments	2,086	18,604	22,336	1,331	143,590	22,298

Net increase (decrease) in net assets resulting from operations	10,344	20,209	28,738	2,761	154,643	26,366

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	1,200	1,200
Contract maintenance charges	(9)	(679)	(35)	(10)	(3)	(1)
Contract owners' benefits	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(26,901)	(29,655)	(13,111)	(4,521)	(14,035)	(1,769)
Adjustments to net assets allocated to contracts in payout period	-	(2,560)	(9,779)	6	(6,813)	-

Increase (decrease) in net assets resulting from Contract transactions	(26,910)	(32,894)	(22,925)	(4,525)	(19,651)	(570)

Total increase (decrease) in net assets	(16,566)	(12,685)	5,813	(1,764)	134,992	25,796

NET ASSETS:
Beginning of period	71,586	695,148	92,260	59,147	604,722	129,022

End of period	$55,020	$682,463	$98,073	$57,383	$739,714	$154,818

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,183	$201	$18,662	$(46)	$217	$779	$(142)
Net realized gain (loss) on investments	111,071	6,982	109,394	(154)	1,427	(78)	2,758
Change in net unrealized appreciation (depreciation) on investments	(316,899)	(19,661)	(205,832)	(8,023)	(6,371)	77	(30,752)

Net increase (decrease) in net assets resulting from operations	(197,646)	(12,478)	(77,776)	(8,223)	(4,727)	778	(28,136)

CONTRACT TRANSACTIONS:
Contract owners' net payments	8,200	1,500	-	-	-	600	-
Contract maintenance charges	(25)	-	(191)	-	-	(673)	(53)
Contract owners' benefits	(35,830)	-	-	-	-	(583)	-
Net transfers (to) from the Company and/or Subaccounts	24,282	(2,038)	(9,730)	(1,142)	(1,201)	(189,553)	(4,406)
Adjustments to net assets allocated to contracts in payout period	13,722	-	791	-		8,933	142

Increase (decrease) in net assets resulting from Contract transactions	10,349	(538)	(9,130)	(1,142)	(1,201)	(181,276)	(4,317)

Total increase (decrease) in net assets	(187,297)	(13,016)	(86,906)	(9,365)	(5,928)	(180,497)	(32,453)

NET ASSETS:
Beginning of period	1,115,897	76,647	555,118	55,874	42,982	924,229	173,531

End of period	$928,600	$63,631	$468,212	$46,509	$37,054	$743,732	$141,078

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,648	$1,336	$85	$88	$386	$(63,997)	$(3,345)
Net realized gain (loss) on investments	91,303	8,331	1,876	965	27	211,502	24,187
Change in net unrealized appreciation (depreciation) on investments	(141,794)	(30,896)	(6,009)	(3,482)	(5,321)	(1,592,891)	(108,610)

Net increase (decrease) in net assets resulting from operations	(38,842)	(21,230)	(4,048)	(2,429)	(4,908)	(1,445,386)	(87,768)

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,600	-	1,500	-	1,500	3,000	3,000
Contract maintenance charges	(223)	(27)	(31)	-	(10)	(2,787)	(83)
Contract owners' benefits	(29,816)	-	-	-	-	(122,187)	-
Net transfers (to) from the Company and/or Subaccounts	67,625	(7,169)	1	1	(1,080)	(404,833)	(2,078)
Adjustments to net assets allocated to contracts in payout period	9,286	-	-	-	403	25,860	-

Increase (decrease) in net assets resulting from Contract transactions	52,472	(7,196)	1,469	1	813	(500,948)	838

Total increase (decrease) in net assets	13,630	(28,425)	(2,579)	(2,428)	(4,095)	(1,946,334)	(86,929)

NET ASSETS:
Beginning of period	1,134,745	164,021	27,690	20,378	37,289	7,734,407	499,237

End of period	$1,148,375	$135,596	$25,111	$17,950	$33,194	$5,788,073	$412,308

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(932)	$(355)	$(780)	$1,234	$(278)	$3,526
Net realized gain (loss) on investments	2,223	(4,259)	6,038	1,096	79,625	(2,541)
Change in net unrealized appreciation (depreciation) on investments	(23,803)	(108,853)	(41,194)	(13,772)	(212,231)	(14,526)

Net increase (decrease) in net assets resulting from operations	(22,512)	(113,467)	(35,937)	(11,442)	(132,885)	(13,542)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	4,500	500	2,600	2,500
Contract maintenance charges	(9)	(700)	(35)	(11)	(3)	(1)
Contract owners' benefits	-	(31,530)	-	(15,535)	(27,817)	(15,437)
Net transfers (to) from the Company and/or Subaccounts	(548)	(156,022)	(2,478)	(15,785)	(1,460)	(22,192)
Adjustments to net assets allocated to contracts in payout period	-	4,597	2,976	31	4,753	-

Increase (decrease) in net assets resulting from Contract transactions	(557)	(183,654)	4,963	(30,800)	(21,927)	(35,131)

Total increase (decrease) in net assets	(23,069)	(297,121)	(30,975)	(42,242)	(154,812)	(48,672)

NET ASSETS:
Beginning of period	94,655	992,269	123,235	101,389	759,534	177,694

End of period	$71,586	$695,148	$92,260	$59,147	$604,722	$129,022

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Maxim Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Separate Account, which is a funding vehicle for both group and individual variable annuity contracts (Contracts), is no longer being sold. The Separate Account consists of numerous Subaccounts (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual funds.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the Subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a list of the variable annuity products funded by the Separate Account:

AICPA

Original Maxim Account

MVP

For the years ended December 31, 2023 and 2022, the Separate Account was invested in up to 20 Subaccounts, as follows:

BNY Mellon Stock Index Fund, Initial Shares

Empower Aggressive Profile Fund, Investor Class(a)

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class(a)

Empower Conservative Profile Fund, Investor Class(a)

Empower Government Money Market Fund, Investor Class(a)

Empower International Value Fund, Investor Class(a)

Empower Large Cap Value Fund, Investor II Class(a)

Empower Moderate Profile Fund, Investor Class(a)

Empower Moderately Aggressive Profile Fund, Investor Class(a)

Empower Moderately Conservative Profile Fund, Investor Class(a)

Empower Multi-Sector Bond Fund, Investor Class(a)

Empower S&P 500 Index Fund, Investor Class(a)

Empower S&P Small Cap 600 Index Fund, Investor Class(a)

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class(a)

Empower U.S. Government Securities Fund, Investor Class(a)

Fidelity VIP Contrafund Portfolio

Janus Aspen Series Janus Henderson Flexible Bond Portfolio

Neuberger Berman AMT Sustainable Equity Portfolio, Class I

Templeton Foreign VIP Fund, Class 1

(a)	See Subaccount Changes table below

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund, Investor Class	Empower Aggressive Profile Fund, Investor Class	August 1, 2022
Great-West Ariel mid Cap Value Fund, Investor Class	Empower Ariel mid Cap Value Fund, Investor Class	August 1, 2022
Great-West Bond Index Fund, Investor Class	Empower Bond Index Fund, Investor Class	August 1, 2022
Great-West Conservative Profile Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	August 1, 2022
Great-West Government Money Market Fund, Investor Class	Empower Government Money Market Fund, Investor Class	August 1, 2022
Great-West International Value Fund, Investor Class	Empower International Value Fund, Investor Class	August 1, 2022
Great-West Large Cap Value Fund Investor II Class Fund	Empower Large Cap Value Fund Investor II Class Fund	August 1, 2022
Great-West Moderate Profile Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	August 1, 2022
Great-West Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	August 1, 2022
Great-West Moderately Conservative Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	August 1, 2022
Great-West Multi-Sector Bond Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	August 1, 2022
Great-West S&P 500® Index Fund, Investor Class	Empower S&P 500® Index Fund, Investor Class	August 1, 2022
Great-West S&P Small Cap 600® Index Fund, Investor Class	Empower S&P Small Cap 600® Index Fund, Investor Class	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund, Investor	Empower T. Rowe Price Mid Cap Growth Fund, Investor	August 1, 2022
Great-West U.S. Government Securities Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	August 1, 2022

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to Contracts in payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

BNY Mellon Stock Index Fund, Initial Shares	$56,621	$33,257
Empower Aggressive Profile Fund, Investor Class	2,850	20,620
Empower Ariel Mid Cap Value Fund, Investor Class	62,813	71,267
Empower Bond Index Fund, Investor Class	624	17,615
Empower Conservative Profile Fund, Investor Class	1,579	2,012
Empower Government Money Market Fund, Investor Class	177,335	172,734
Empower International Value Fund, Investor Class	4,982	12,598
Empower Large Cap Value Fund, Investor II Class	78,416	75,754
Empower Moderate Profile Fund, Investor Class	2,783	86,369
Empower Moderately Aggressive Profile Fund, Investor Class	849	11,426
Empower Moderately Conservative Profile Fund, Investor Class	768	4,682
Empower Multi-Sector Bond Fund, Investor Class	570	19,394
Empower S&P 500 Index Fund, Investor Class	321,835	946,524
Empower S&P Small Cap 600 Index Fund, Investor Class	11,649	91,273
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	1,426	27,585
Empower U.S. Government Securities Fund, Investor Class	16,310	39,827
Fidelity VIP Contrafund Portfolio	4,127	14,435
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	2,421	4,816
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	14,771	17,888
Templeton Foreign VIP Fund, Class 1	6,824	3,310

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

BNY Mellon Stock Index Fund, Initial Shares	132	618	(486)	1,863	1,710	153
Empower Aggressive Profile Fund, Investor Class	-	1,405	(1,405)	101	145	(44)
Empower Ariel Mid Cap Value Fund, Investor Class	-	629	(629)	-	93	(93)
Empower Bond Index Fund, Investor Class	-	1,178	(1,178)	-	79	(79)
Empower Conservative Profile Fund, Investor Class	-	137	(137)	-	109	(109)
Empower Government Money Market Fund, Investor Class	7,490	9,795	(2,305)	15,755	31,662	(15,907)
Empower International Value Fund, Investor Class	-	297	(297)	-	137	(137)
Empower Large Cap Value Fund, Investor II Class	434	5,008	(4,574)	11,017	7,209	3,808
Empower Moderate Profile Fund, Investor Class	-	6,779	(6,779)	-	571	(571)
Empower Moderately Aggressive Profile Fund, Investor Class	-	854	(854)	109	3	106
Empower Moderately Conservative Profile Fund, Investor Class	-	379	(379)	-	-	-
Empower Multi-Sector Bond Fund, Investor Class	-	387	(387)	29	22	7
Empower S&P 500 Index Fund, Investor Class	733	48,565	(47,832)	223	29,358	(29,135)
Empower S&P Small Cap 600 Index Fund, Investor Class	-	924	(924)	30	23	7
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	-	304	(304)	-	7	(7)
Empower U.S. Government Securities Fund, Investor Class	-	748	(748)	-	4,181	(4,181)
Fidelity VIP Contrafund Portfolio	-	205	(205)	68	40	28
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	-	182	(182)	-	1,139	(1,139)
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	43	339	(296)	1,798	2,231	(433)
Templeton Foreign VIP Fund, Class 1	90	116	(26)	603	2,314	(1,711)

Note: Units may not foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, benefit base, asset base, a Contract's total asset value, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.50% - 1.40% of the value of each Subaccount

Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$27 - $35 annually

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.50% of each contribution, if applicable

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as a reduction in Contract owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 24 transfers in any calendar year

6.	FINANCIAL HIGHLIGHTS

The financial highlights for the Separate Account are presented by contract by Subaccount. For each Subaccount available to Maxim Series II Account contract and Maxim Series III Account contract, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratios (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Maxim Series II Account contract and Maxim Series III Account contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statements of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Maxim Series II Accounts:
Empower Government Money Market Fund, Investor Class
2023	18	$19.50	$19.50	$354	4.45%	1.40%	1.40%	3.08%	3.08%
2022	10	18.92	18.92	744	1.08%	1.40%	1.40%	42.16%	42.16%
2021	54	13.31	13.31	924	0.01%	1.40%	1.40%	(30.68)%	(30.86)%
2020	21	19.20	19.25	294	0.30%	1.40%	1.40%	(1.13)%	(1.13)%
2019	19	19.42	19.47	393	1.74%	1.40%	1.40%	0.35%	0.34%
Empower S&P 500 Index Fund, Investor Class
2023	281	19.84	19.84	5,549	0.44%	1.40%	1.40%	23.87%	23.87%
2022	325	16.02	16.02	5,788	0.36%	1.40%	1.40%	(20.54)%	(20.54)%
2021	353	20.16	20.16	7,734	0.35%	1.40%	1.40%	27.80%	27.80%
2020	415	15.77	15.77	6,617	0.78%	1.40%	1.40%	16.16%	16.16%
2019	449	13.58	13.58	6,280	0.68%	1.40%	1.40%	29.02%	29.02%
Empower U.S. Government Securities Fund, Investor Class
2023	16	41.61	41.61	676	2.40%	1.40%	1.40%	3.01%	3.01%
2022	17	40.39	40.39	695	1.35%	1.40%	1.40%	(12.24)%	(12.24)%
2021	22	46.03	46.03	992	0.65%	1.40%	1.40%	(4.04)%	(4.98)%
2020	27	47.97	48.44	1,266	0.93%	1.40%	1.40%	4.39%	4.40%
2019	31	45.95	46.40	1,416	1.56%	1.40%	1.40%	4.65%	4.65%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Maxim Series III Accounts:
BNY Mellon Stock Index Fund, Initial Shares
2023	22	$51.28	$51.28	$1,114	1.43%	0.50%	0.50%	25.30%	25.30%
2022	22	40.93	40.93	929	1.36%	0.50%	0.50%	(19.37)%	(19.37)%
2021	22	50.76	50.76	1,116	1.15%	0.50%	0.50%	28.80%	28.80%
2020	23	39.41	39.41	891	1.65%	0.50%	0.50%	17.43%	17.43%
2019	32	33.56	33.56	1,063	1.71%	0.50%	0.50%	30.53%	30.53%
Empower Aggressive Profile Fund, Investor Class
2023	3	15.56	15.56	52	3.11%	1.25%	1.25%	15.49%	15.49%
2022	5	13.48	13.48	64	1.55%	1.25%	1.25%	(16.24)%	(16.24)%
2021	5	16.09	16.09	77	5.61%	1.25%	1.25%	18.04%	18.04%
2020	5	13.63	13.63	67	1.74%	1.25%	1.25%	10.64%	10.64%
2019	5	12.32	12.32	63	1.97%	1.25%	1.25%	24.55%	24.55%
Empower Ariel Mid Cap Value Fund, Investor Class
2023	4	112.33	112.33	433	2.39%	1.25%	1.25%	9.08%	9.08%
2022	5	102.98	102.98	468	5.07%	1.25%	1.25%	(13.63)%	(13.63)%
2021	5	119.23	119.23	555	1.99%	1.25%	1.25%	24.00%	24.00%
2020	5	96.15	96.15	471	2.76%	1.25%	1.25%	7.73%	7.73%
2019	5	89.25	89.25	474	1.28%	1.25%	1.25%	22.78%	22.78%
Empower Bond Index Fund, Investor Class
2023	2	14.77	14.77	31	1.98%	1.25%	1.25%	3.72%	3.72%
2022	3	14.24	14.24	47	1.16%	1.25%	1.25%	(14.72)%	(14.72)%
2021	3	16.70	16.70	56	0.82%	1.25%	1.25%	(3.64)%	(3.64)%
2020	3	17.33	17.33	58	1.69%	1.25%	1.25%	5.87%	5.87%
2019	2	16.37	16.37	41	1.08%	1.25%	1.25%	6.75%	6.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Conservative Profile Fund, Investor Class
2023	3	$11.62	$11.62	$36	3.05%	1.25%	1.25%	6.91%	6.91%
2022	3	10.87	10.87	37	1.80%	1.25%	1.25%	(11.02)%	(11.02)%
2021	4	12.22	12.22	43	2.45%	1.25%	1.25%	5.00%	5.00%
2020	4	11.64	11.64	41	2.16%	1.25%	1.25%	6.87%	6.87%
2019	4	10.89	10.89	38	1.73%	1.25%	1.25%	10.14%	10.14%
Empower Government Money Market Fund, Investor Class
2023	33	13.23	12.50	421	4.45%	0.50%	1.25%	4.02%	3.25%
2022	44	12.71	12.11	744	1.08%	0.50%	1.25%	(9.02)%	(4.51)%
2021	16	13.31	13.31	924	0.01%	0.50%	1.25%	8.56%	4.92%
2020	82	12.26	12.69	1,146	0.30%	0.50%	1.25%	(0.96)%	(0.19)%
2019	56	12.38	12.71	791	1.72%	0.50%	1.25%	0.50%	1.25%
Empower International Value Fund, Investor Class
2023	4	37.02	37.02	153	1.42%	1.25%	1.25%	16.57%	16.57%
2022	4	31.76	31.76	141	1.15%	1.25%	1.25%	(16.01)%	(16.01)%
2021	5	37.81	37.81	174	1.65%	1.25%	1.25%	9.16%	9.16%
2020	5	34.64	34.64	159	1.06%	1.25%	1.25%	8.37%	8.37%
2019	5	31.96	31.96	158	1.10%	1.25%	1.25%	20.55%	20.55%
Empower Large Cap Value Fund, Investor II Class
2023	82	14.90	14.44	1,202	1.09%	0.50%	1.25%	11.95%	11.12%
2022	86	13.31	13.00	1,148	1.76%	0.50%	1.25%	(3.11)%	(5.40)%
2021	83	13.74	13.74	1,135	1.12%	0.50%	1.25%	25.62%	24.51%
2020	94	10.94	11.04	1,030	1.21%	0.50%	1.25%	2.60%	3.32%
2019	119	10.66	10.68	1,298	0.59%	0.50%	1.25%	6.60%	6.75%
Empower Moderate Profile Fund, Investor Class
2023	4	13.42	13.42	52	2.49%	1.25%	1.25%	10.54%	10.54%
2022	11	12.14	12.14	136	2.18%	1.25%	1.25%	(13.12)%	(13.12)%
2021	12	13.97	13.97	164	3.35%	1.25%	1.25%	10.60%	10.60%
2020	12	12.63	12.63	155	1.58%	1.25%	1.25%	9.84%	9.84%
2019	13	11.50	11.50	148	1.97%	1.25%	1.25%	16.06%	16.06%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Empower Moderately Aggressive Profile Fund, Investor Class
2023	1		$14.12	$14.12	$16	2.21%	1.25%	1.25%	12.20%	12.20%
2022	2		12.58	12.58	25	1.58%	1.25%	1.25%	(14.18)%	(14.18)%
2021	2		14.66	14.66	28	4.17%	1.25%	1.25%	12.84%	12.84%
2020	2		12.99	12.99	28	2.10%	1.25%	1.25%	10.38%	10.38%
2019	3		11.77	11.77	29	1.69%	1.25%	1.25%	18.85%	18.85%
Empower Moderately Conservative Profile Fund, Investor Class
2023	1		12.47	12.47	12	3.07%	1.25%	1.25%	8.53%	8.53%
2022	2		11.49	11.49	18	1.72%	1.25%	1.25%	(11.96)%	(11.96)%
2021	2		13.05	13.05	20	3.07%	1.25%	1.25%	7.82%	7.82%
2020	2		12.10	12.10	19	1.36%	1.25%	1.25%	8.17%	8.17%
2019	2		11.19	11.19	17	3.84%	1.25%	1.25%	13.04%	13.04%
Empower Multi-Sector Bond Fund, Investor Class
2023	0	*	51.13	51.13	15	2.38%	1.25%	1.25%	6.54%	6.54%
2022	1		47.99	47.99	33	2.33%	1.25%	1.25%	(9.27)%	(9.27)%
2021	1		52.89	52.89	37	2.33%	1.25%	1.25%	(3.92)%	(3.92)%
2020	1		55.05	55.05	38	3.42%	1.25%	1.25%	7.75%	7.75%
2019	1		51.09	51.09	37	1.65%	1.25%	1.25%	10.35%	10.35%
Empower S&P 500 Index Fund, Investor Class
2023	26		20.04	20.04	509	0.44%	1.25%	1.25%	24.06%	24.06%
2022	30		16.15	16.15	5,788	0.36%	1.25%	1.25%	(19.89)%	(19.89)%
2021	31		20.16	20.16	7,734	0.35%	1.25%	1.25%	27.10%	27.10%
2020	45		15.86	15.86	717	0.78%	1.25%	1.25%	16.29%	16.29%
2019	17		13.64	13.64	588	0.68%	1.25%	1.25%	29.22%	29.22%
Empower S&P Small Cap 600 Index Fund, Investor Class
2023	4		102.34	102.34	371	0.54%	1.25%	1.25%	14.04%	14.04%
2022	5		89.75	89.75	412	0.48%	1.25%	1.25%	(17.54)%	(17.54)%
2021	5		108.84	108.84	499	2.00%	1.25%	1.25%	24.37%	24.37%
2020	4		87.51	87.51	368	1.60%	1.25%	1.25%	9.55%	9.55%
2019	5		79.88	79.88	366	0.59%	1.25%	1.25%	20.77%	20.77%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2023	1		$97.98	$97.98	$55	0.00%	1.25%	1.25%	18.43%	18.43%
2022	1		82.73	82.73	72	0.02%	1.25%	1.25%	(23.78)%	(23.78)%
2021	1		108.55	108.55	95	0.18%	1.25%	1.25%	13.46%	13.46%
2020	1		95.68	95.68	83	0.00%	1.25%	1.25%	22.57%	22.57%
2019	1		78.06	78.06	88	0.01%	1.25%	1.25%	29.65%	29.65%
Empower U.S. Government Securities Fund, Investor Class
2023	0	*	21.25	21.25	7	2.40%	1.25%	1.25%	3.15%	3.15%
2022	0	*	20.60	20.60	695	1.35%	1.25%	1.25%	(55.25)%	(55.25)%
2021	22		46.03	46.03	992	0.65%	1.25%	1.25%	87.51%	87.51%
2020	0	*	24.55	24.55	15	0.93%	1.25%	1.25%	4.55%	4.55%
2019	0	*	23.48	23.48	9	1.56%	1.25%	1.25%	4.80%	4.80%
Fidelity VIP Contrafund Portfolio
2023	2		73.52	73.52	98	0.48%	1.25%	1.25%	31.80%	31.80%
2022	2		55.78	55.78	92	0.51%	1.25%	1.25%	(22.97)%	(22.97)%
2021	2		72.41	72.41	123	0.06%	1.25%	1.25%	19.27%	19.27%
2020	2		60.71	60.71	99	0.26%	1.25%	1.25%	28.96%	28.96%
2019	1		47.08	47.08	88	0.55%	1.25%	1.25%	29.95%	29.95%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio
2023	2		25.81	25.81	57	4.22%	0.50%	0.50%	4.98%	4.98%
2022	2		24.59	24.59	59	2.31%	0.50%	0.50%	(14.12)%	(14.12)%
2021	4		28.63	28.63	101	1.98%	0.50%	0.50%	(1.35)%	(1.35)%
2020	4		29.02	29.02	110	3.14%	0.50%	0.50%	9.94%	9.94%
2019	4		26.40	26.40	105	2.82%	0.50%	0.50%	9.03%	9.03%
Neuberger Berman AMT Sustainable Equity Portfolio, Class I
2023	15		49.84	49.84	740	0.35%	0.50%	0.50%	26.27%	26.27%
2022	15		39.47	39.47	605	0.45%	0.50%	0.50%	(19.26)%	(19.26)%
2021	16		48.89	48.89	760	0.37%	0.50%	0.50%	23.48%	23.48%
2020	17		39.59	39.59	688	0.67%	0.50%	0.50%	18.97%	18.97%
2019	18		33.28	33.28	607	2.42%	0.50%	0.50%	22.62%	22.62%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Foreign VIP Fund, Class 1
2023	6	$24.47	$24.47	$155	3.36%	0.50%	0.50%	20.49%	20.49%
2022	6	20.31	20.31	129	3.00%	0.50%	0.50%	(7.86)%	(7.86)%
2021	8	22.04	22.04	178	2.07%	0.50%	0.50%	3.93%	3.93%
2020	10	21.21	21.21	205	3.70%	0.50%	0.50%	(1.41)%	(1.41)%
2019	10	21.51	21.51	218	1.94%	0.50%	0.50%	12.28%	12.28%

(a) The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by daily average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(b) The Expense Ratios represent the annualized contract expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. The total returns are calculated for each 12-month period indicated and are not annualized for periods less than one year. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. As the total returns for the Subaccounts of Maxim Series II Account contract and Maxim Series III Account contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.